Summary of Significant Accounting Policies - Concentration of Credit Risk and Other Risks and Uncertainties (Details) - USD ($) $ in Millions		12 Months Ended
	Jan. 31, 2022	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020
Concentration Risk [Line Items]
Concentration risk, credit risk, maximum exposure	$ 489.9
Customer Concentration Risk | Accounts Receivable | Customer 1
Concentration Risk [Line Items]
Concentration risk		23.00%	32.00%
Customer Concentration Risk | Accounts Receivable | Customer 2
Concentration Risk [Line Items]
Concentration risk		14.00%	18.00%
Customer Concentration Risk | Accounts Receivable | Customer 3
Concentration Risk [Line Items]
Concentration risk		12.00%	12.00%
Customer Concentration Risk | Accounts Receivable | Customer 4
Concentration Risk [Line Items]
Concentration risk		10.00%
Customer Concentration Risk | Revenue Benchmark | Customer 1
Concentration Risk [Line Items]
Concentration risk		11.00%	12.00%	13.00%
Customer Concentration Risk | Revenue Benchmark | Customer 2
Concentration Risk [Line Items]
Concentration risk			10.00%
Customer Concentration Risk | Revenue Benchmark | Customer 3
Concentration Risk [Line Items]
Concentration risk			10.00%